Schedule of trade and other receivables (Details) - CAD ($)		Jun. 30, 2024		Jun. 30, 2023		Jun. 30, 2022	Jun. 30, 2019
Trade And Other Receivables
Accounts receivable		$ 966,150		$ 1,978,834
Receivable due from SFF	[1]			8,024,195
Other receivable		323,293		321,016
Credit loss allowance		(174,226)	[1]	(6,486,838)	[1]	$ (6,486,838)	$ 6,486,838
Trade and other receivables		$ 1,115,217		$ 3,837,207

[1]	In 2017, the Company entered into a sales contract with a group of limited partnerships now known as Solar Flow-Through Funds Ltd. (“SFF”) to provide development services for solar photovoltaic projects. The Company has written off receivables of total $6,486,838 in the year ended June 30, 2019 due to cancellation of the projects by the Ontario government.